SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL
SHARE CAPITAL

18. SHARE CAPITAL

The Company’s authorized ordinary share capital was 400,000,000 shares at par value of US$0.001 per share as of December 31, 2012 and 2013. There were 161,989,097 and 162,099,665 ordinary shares issued and outstanding as of December 31, 2012 and 2013, respectively. There were no preferred shares issued and outstanding as of December 31, 2012 and 2013.

On August 19, 2011 and October 27, 2011, Vicis and Shoen exercised a portion of their warrants to purchase 8,662,509 ordinary shares at US$1.1544 per share and 31,072 ordinary shares at US$1.15 per share from the Company, respectively (Note 17).

During the year ended December 31, 2013, 110,568 share options were exercised by three former employees, one consultant and one employee of the Company. The share options exercised by the former employees and consultant were on a cashless basis (Note 26).

The Group has not paid or declared any dividends on ordinary shares to date. The payment of dividends in the future will be contingent upon the Group’s revenues and earnings, if any, capital requirements and general financial condition subsequent to the completion of a business combination. The payment of dividends will be subject to the discretion of the Group’s board of directors and subject to the requirements of Cayman Islands’ laws.